Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	DEF 14A
Entity Registrant Name	Origin Bancorp, Inc.
Insider Trading Policies and Procedures Adopted [Flag]	true
Entity Central Index Key	0001516912
Amendment Flag	false